Segment Information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Information

Note 15 – Segment Information

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and Chief Operating Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to similar customer base and similarities in economic characteristics: nature of services; and procurement and distribution processes.

a) By Business Unit:

In 2024 and 2025, the Company has five reportable segments based on its business units: Satellite Earth Observation, Satellite Ground Station Turnkey Services, Research & Development Center, Startup In Development and Holding Company.

i) Satellite Earth Observation

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$2,284	$21,156	$(18,872)	(89.2)%
Cost of revenues	$(1,182)	$-	$(1,182)	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(154,900)	$(159,369)	$4,469	2.8%
Other expenses	$(1,830)	$(1,619)	$(211)	(13.0)%
Net loss before taxation	$(155,628)	$(139,832)	$(15,796)	(11.3)%

ii) Satellite Ground Station Turnkey Services

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$38,276	$33,257	$5,019	15.1%
Cost of revenues	$(10,356)	$(1,888)	$(8,468)	(448.5)%
Other Income	$6	$204	$(198)	(97.1)%
Administrative expenses	$(55,993)	$(39,037)	$(16,956)	(43.4)%
Other expenses	$(3,574)	$(5,490)	$1,916	34.9%
Net loss before taxation	$(31,641)	$(12,954)	$(18,687)	(144.3)%

iii) Research & Development Center

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$84	$105,779	$(105,695)	(99.9)%
Administrative expenses	$(191,588)	$(206,022)	$14,434	7.0%
Other expenses	$(153,756)	$(136,818)	$(16,938)	(12.4)%
Net loss before taxation	$(345,260)	$(237,061)	$(108,199)	(45.6)%

iv) Startup In Development

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(613)	$(622)	$9	1.4%
Other expenses	$(34)	$-	$(34)	-%
Net loss before taxation	$(647)	$(622)	$(25)	(4.0)%

v) Holding Company

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$49,474	$-	$49,474	-%
Administrative expenses	$(175,268)	$(103,664)	$(71,604)	(69.1)%
Other expenses	$(140)	$(12,976)	$12,836	98.9%
Net loss before taxation	$(125,934)	$(116,640)	$(9,294)	(8.0)%

Total of five reportable segments:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$40,560	$54,413	$(13,853)	(25.5)%
Cost of revenues	$(11,538)	$(1,888)	$(9,650)	(511.1)%
Other Income	$49,564	$105,983	$(56,419)	(53.2)%
Administrative expenses	$(578,362)	$(508,714)	$(69,648)	(13.7)%
Other expenses	$(159,334)	$(156,903)	$(2,431)	(1.5)%
Net loss before taxation	$(659,110)	$(507,109)	$(152,001)	(30.0)%

b) By Geography:

	For the six months period ended June 30, 2025
	BVI	Malaysia	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$40,560	$40,560
Cost of revenues	$-	$(11,538)	$(11,538)
Other Income	$(889)	$50,453	$49,564
Administrative expenses	$(172,832)	$(405,530)	$(578,362)
Other expenses	$(13)	$(159,321)	$(159,334)
Net loss before taxation	$(173,734)	$(485,376)	$(659,110)

Total assets	$49,680	$1,598,652	$1,648,332
Total liabilities	$1,330,373	$3,314,524	$4,644,897

	For the six months period ended June 30, 2024
	BVI	Malaysia	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$54,413	$54,413
Cost of revenues	$-	$(1,888)	$(1,888)
Other Income	$-	$105,983	$105,983
Administrative expenses	$(97,135)	$(411,579)	$(508,714)
Other expenses	$(2,555)	$(154,348)	$(156,903)
Net loss before taxation	$(99,690)	$(407,419)	$(507,109)

Total assets	$(310)	$1,954,088	$1,953,778
Total liabilities	$1,486,635	$2,808,990	$4,295,625

*Revenues and costs are attributed to countries based on the location of customers.